SUBSEQUENT EVENTS (Details)	1 Months Ended		9 Months Ended	12 Months Ended
	May 23, 2022	Apr. 18, 2022	Jan. 31, 2023	Apr. 30, 2022
SUBSEQUENT EVENTS
Payment Amount	amount then outstanding plus accrued interest (including any default interest) multiplied by 125%	amount then outstanding plus accrued interest (including any default interest) multiplied by 125	125% of principal amount plus accrued interest	125% of principal amount plus accrued interest